Financial Instruments and Risk Management (Market Risk - Sensitivity Analysis for Variable Rate Instruments) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (19)
Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(10)
Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Non-derivative instruments [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Non-derivative instruments [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Non-derivative instruments [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Non-derivative instruments [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Swap contract [Member] | Decrease 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(18)
Swap contract [Member] | Decrease 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	19
Swap contract [Member] | Decrease 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(9)
Swap contract [Member] | Decrease 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	10
Swap contract [Member] | Increase 0.5% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	9
Swap contract [Member] | Increase 0.5% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(10)
Swap contract [Member] | Increase 1% [Member] | Changes in US Dollar interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	18
Swap contract [Member] | Increase 1% [Member] | Changes in Israeli Shekel interest [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (19)